Schedule of Investments
August 31, 2026 (unaudited)
Parvin Hedged Equity Solari World Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 77.78%

Agricultural Services - 1.19%
Mission Produce, Inc. (2)			13,706	174,340

Airports, Flying Fields & Airport Terminal Services - 1.69%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (Mexico)			2,500	248,250

Beverages - 4.67%
Ambev SA ADR (Brazil)			95,000	272,650
Diageo plc (2) (Great Britain)			4,500	413,325

				685,975

Computer & Office Equipment - 2.45%
HP, Inc.			12,000	360,240

Computer Integrated Systems Design - 2.38%
Open Text Corp. (Canada)			14,000	349,020

Construction Machinery & Equipment - 2.42%
CNH Industrial N.V. (Netherlands) (2)			30,000	354,900

Crude Petroleum & Natural Gas - 2.71%
EOG Resources, Inc.			2,750	398,640

Deep Sea Foreign Transportation of Freight - 2.28%
Global Ship Lease, Inc. (Marshall Islands)			7,500	334,125

Gold and Silver Ores - 13.50%
Agnico Eagle Mines Ltd. (Canada)			2,500	507,775
Endeavour Silver Corp. (Canada) (2)			40,000	428,400
Osisko Gold Royalties Ltd. (Canada)			11,500	425,040
Silvercorp Metals, Inc. (Canada)			50,000	622,000

				1,983,215

Insurance Agents, Brokers & Services - 2.54%
BB Seguridade Participacoes SA ADR (Brazil)			45,000	373,050

Luxury Goods - 2.16%
Swatch Group AG (Switzerland)			27,500	316,525

Mineral Royalty Traders - 2.67%
Royal Gold, Inc.			1,500	392,205

Mining & Quarrying of Nonmetallic Minerals - 4.06%
Hecla Mining Co.			30,000	596,100

Miscellaneous Manufacturing Industries - 2.27%
Amcor plc (Switzerland)			7,250	332,703

Ordnance & Accessories (No Vehicles/Guided Missiles) - 2.46%
Sturm Ruger & Co., Inc.			9,500	360,715

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.08%
Coloplast AS Sponsored ADR (Denmark)			25,000	178,500
Smith & Nephew plc ADR (Great Britain) (2)			9,500	273,220

				451,720

Perfumes, Cosmetics, and Other Toilet Preparations - 2.80%
Interparfums, Inc.			3,500	411,005

Petroleum and Petroleum Products Wholesalers - 2.61%
Ultrapar Participacoes SA (Brazil)			57,500	382,950

Radiotelephone Communications - 2.74%
SK Telecom Co. Ltd. ADR (South Korea)			10,500	403,095

Railroads, Line-Haul Operating - 2.76%
Canadian National Railway Co. (Canada)			3,250	405,438

Retail - Catalog & Mail-Order Houses - 1.80%
Coupang, Inc. Class A (2)			16,500	264,990

Retail - Eating Places- 3.20%
Cracker Barrel Old Country Store, Inc.			8,500	469,540

Services - Business Services - 2.31%
MercadoLibre, Inc. (Argentina) (2)			175	338,835
Qiwi PLC ADR (Cyprus) † (2)			10,000	0

				338,835

Services - Personal Services - 1.72%
Carriage Services, Inc.			7,500	252,375

Specialty Cleaning, Polishing, and Sanitation Preparations - 1.83%
The Clorox Co.			2,750	268,620

Wholesale-Motor Vehicle Supplies & New Parts - 1.79%
LKQ Corp.			10,500	263,550

Wines - 1.71%
Treasury Wine Estates ADR (Australia) (2)			65,000	251,550

Total Common Stock			(Cost $ 8,904,533)	11,423,670

Real Estate Investment Trusts - 2.30%

Rayonier, Inc.			16,500	338,250

Total Real Estate Investment Trusts			16,500	338,250

Money Market Registered Investment Companies - 14.98%

Fidelity Investments Money Market Government Portfolio - Class I - 3.34% (3)			2,199,924	2,199,924

Total Money Market Registered Investment Companies			(Cost $ 2,199,924)	2,199,924

Total Investments - 94.34%			(Cost $ 11,902,140)	13,855,255

Other Assets Less Liabilities - 5.66%				830,978

Total Net Assets - 100.00%				14,686,380

Options Purchased * - 1.58%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
SPDR S&P 500 ETF Trust, Strike @ $650.00	180	6/17/2027	10,800,000	231,660

Total Options	180		(Cost $ 439,922)	231,660

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$13,623,595	$-
Level 2 - Other Significant Observable Inputs			231,660	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$13,855,255	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2026.
* - Level 2 security. This security was valued using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
† - Level 3 security. This security was valued using significant unobservable inputs.
ADR - American Depositary Receipt
PLC - Public Limited Company
AG - Aktiengesellschaft - German term for Public Limited Company.
SA - Société Anonyme - French term for Public Limited Company.